Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The following table discloses the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025:

	Total December 31, 2025	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Waters Corporation Common Stock	$66,671,560	$66,671,560	$—	$—
Interest-bearing cash	1,902,288	1,902,288	—	—
Mutual funds	91,975,288	91,975,288	—	—
Self-directed brokerage assets	61,217,309	61,217,309	—	—
Common collective trusts	1,146,182,385	—	1,146,182,385	—

Total assets in the fair value hierarchy	$1,367,948,830	$221,766,445	$1,146,182,385	$—

The following table discloses the
Plan’s
assets measured at fair value on a recurring basis as of December 31, 2024:

	Total December 31, 2024	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Waters Corporation Common Stock	$68,447,665	$68,447,665	$—	$—
Interest-bearing cash	2,037,077	2,037,077	—	—
Mutual funds	108,329,133	108,329,133	—	—
Self-directed brokerage assets	55,331,574	55,331,574	—	—
Common collective trusts	1,006,262,588	—	1,006,262,588	—

Total assets in the fair value hierarchy	$1,240,408,037	$234,145,449	$1,006,262,588	$—